Inventories - Schedule of Inventories (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Goods and finished products	S/ 18,234	S/ 16,488
Work in progress	221,837	173,569
Raw materials	254,141	329,598
Packages and packing	3,441	3,944
Fuel	3,552	3,899
Spare parts and supplies	259,601	251,006
Inventory in transit	13,191	12,570
Inventories	S/ 773,997	S/ 791,074